Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Critical accounting estimates and judgments

Note	6 | Critical accounting estimates and judgments

The preparation of the financial statements requires the Company’s Management to make estimates and assessments concerning the future, exercise critical judgments and make assumptions that affect the application of the accounting policies and the reported amounts of assets and liabilities and revenues and expenses.

These estimates and judgments are continually evaluated and are based upon past experience and other factors that are reasonable under the existing circumstances. Future actual results may differ from the estimates and assessments made at the date of preparation of these financial statements.

The estimates that have a significant risk of causing adjustments to the amounts of assets and liabilities during the next fiscal year are detailed below:

a.	Impairment of financial assets

The allowance for the impairment of accounts receivable is assessed based on the delinquent balance, which comprises all such debt arising from the bills for electricity consumption of T1 (small-demand), T2 (medium-demand), and T3 (large-demand) customers that remain unpaid seven working days after their first due dates. The Company’s Management records an allowance by applying to the delinquent balances of each customer category an uncollectibility rate that is determined according to each customer category, based on the historical comparison of collections made.

Additionally, and faced with temporary and/or exceptional situations, the Company’s Management may redefine the amount of the allowance, specifying and supporting the criteria used in all the cases.

The Company has performed a review of the financial assets it currently measures and classifies at fair value through profit or loss or at amortized cost and has concluded that they meet the conditions to maintain their classification; consequently, the initial adoption affected neither the classification nor the measurement of the Company’s financial assets.

b.	Revenue recognition

Revenue is recognized on an accrual basis upon delivery to customers, which includes the estimated amount of unbilled distribution of electricity at the end of each year. The accounting policy for the recognition of estimated revenue is considered critical because it depends on the amount of electricity effectively delivered to customers, which is valued on the basis of applicable electricity rates. Unbilled revenue is classified as current trade receivables.

c.	Impairment of long-lived assets

The Company analyzes the recoverability of its long-lived assets on a periodical basis or when events or changes in circumstances indicate that the recoverable amount of the long-lived assets, which is measured as the higher of value in use and fair value less costs to sell at the end of the year, may be impaired.

Due to the new events that occurred in the fiscal year, mainly those mentioned in Notes 1, 2.b. and 2.c., the projections made by the Company concerning the recoverability of its property, plant and equipment have been updated.

The value in use is determined on the basis of projected and discounted cash flows, using discount rates that reflect the time value of money and the specific risks of the assets under consideration.

Cash flows are prepared based on estimates concerning the future performance of significant assumptions that are sensitive to the determination of the recoverable amount, including the following: (i) nature, timing, and modality of the electricity rate increases; (ii) demand for electricity projections; (iii) development of the costs to be incurred; (iv) investment needs in line with the service quality levels required by the regulatory authority, and (v) macroeconomic variables, such as growth rates, inflation rates and foreign currency exchange rates. The other variables have low impact on the calculation and have been estimated by the Company using the best available information.

The Company has made its projections under the assumption that in the next few years it will obtain the long overdue electricity rates adjustments to which it is entitled in accordance with the applicable regulations, using as a basis a Discount rate (WACC) in dollars of 16.24%, translating it into Argentine pesos for the discount in each of the scenarios presented.

However, the Company is not in a position to ensure that the future performance of the assumptions used for making its projections will be in line with that which the control authorities will define, therefore, they could differ significantly from the estimates and assessments made at the date of preparation of these financial statements.

In order to consider the estimation risk included in the projections of the aforementioned variables, the Company has taken into consideration three alternative probability-weighted scenarios, which are detailed below:

a)	Scenario No. 1: considers the adjustments in the VAD according to ENRE Resolution No. 102/2024 (Note 2.b.) as from February 2024, and an automatic and monthly adjustment from the monthly CPD as from May 2024. Includes an increase resulting from the RT in February 2025. Probability of occurrence assigned 25%.

b)	Scenario No. 2: considers the adjustments in the VAD according to ENRE Resolution No. 102/2024 (Note 2.b.) as from February 2024, and an automatic and monthly adjustment from the monthly CPD as from May 2024. Includes a smaller increase resulting from the RT in February 2025. Probability of occurrence assigned 60%.

c)	Scenario No. 3: considers the adjustments in the VAD according to ENRE Resolution No. 102/2024 (Note 2.b.) as from February 2024, and an automatic and monthly adjustment from the monthly CPD as from May 2024. Includes a minimal increase resulting from the RT in February 2025. Probability of occurrence assigned 15%.

In all the cases, payments under the payment plan resulting from the Agreements on the Regularization of Payment Obligations for the debt with CAMMESA (Note 2.c) are made. The debt generated between September 2023 and March 2024 is offset with the regulatory asset. As from April 2024, 100% of the invoice is paid.

The Company has assigned to these three scenarios the previously detailed probability of occurrence percentages based mainly on experience and giving consideration to the long overdue electricity rate adjustment, the current economic and financial situation, and the need to keep the public service, object of the concession, operative.

After having carried out the analysis of recoverability of long-lived assets, as of the date of these financial statements, the Company has recorded no additional impairments of property, plant and equipment.

Sensitivity analysis:

The main factors that could result in impairment charges or recoveries in future periods are: i) a distortion in the nature, timing, and modality of the electricity rate increases, ii) a distortion in the nature, timing, and modality of the settlement of the debt with CAMMESA. These factors have been taken into account in the aforementioned weight of scenarios. Due to the uncertainty inherent in these assumptions, the Company estimates that any sensitivity analysis that considers changes in any of them taken individually could lead to significant changes in the determination of the recoverable value.

d.	Current and deferred income tax

A degree of judgment is required to determine the income tax provision inasmuch as the Company’s Management has to evaluate, on an ongoing basis, the positions taken in tax returns in respect of situations in which the applicable tax regulation is subject to interpretation and, whenever necessary, make provisions based on the amount expected to be paid to the tax authorities. When the final tax outcome of these matters differs from the amounts initially recognized, such differences will impact both the income tax and the deferred tax provisions in the fiscal year in which such determination is made.

There are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes liabilities for eventual tax claims based on estimates of whether additional taxes will be due in the future.

Deferred tax assets are reviewed at each reporting date and reduced according to the probability that a sufficient taxable base will be available to allow for the total or partial recovery of these assets. Deferred tax assets and liabilities are not discounted. The realization of deferred tax assets depends on the generation of future taxable income in the periods in which these temporary differences become deductible. To make this assessment, the Company’s Management takes into consideration the scheduled reversal of deferred tax liabilities, the projected future taxable income, the prevailing rates to be applied in each period, and tax planning strategies.

e.	Benefit plans

The liability recognized by the Company is the best estimate of the present value of the cash flows representing the benefit plan obligation at the closing date of the year together with the adjustments for past service costs and actuarial losses. Cash flows are discounted using a rate that contemplates actuarial assumptions about demographic and financial conditions that affect the determination of benefit plans. Such estimate is based on actuarial calculations made by independent professionals in accordance with the projected unit credit method.

f.	ENRE penalties and discounts

The Company considers its applicable accounting policy for the recognition of ENRE penalties and discounts critical because it depends on penalizable events that are valued on the basis of the Management´s best estimate of the expenditure required to settle the present obligation at the date of these financial statements. The balances of ENRE penalties and discounts are adjusted in accordance with the regulatory framework applicable thereto and have been estimated based on that which has been described in Note 2.f.

g.	Contingencies and provisions for lawsuits

The Company is a party to several complaints, lawsuits and other legal proceedings, including customer claims, in which a third party is seeking payment for alleged damages, reimbursement for losses or compensation. The Company’s potential liability with respect to such claims, lawsuits and legal proceedings cannot be accurately estimated. The Company’s Management, with the assistance of its legal advisors, periodically analyzes the status of each significant matter and evaluates the Company’s potential financial exposure. If the loss deriving from a complaint or legal proceeding is considered probable and the amount can be reasonably estimated, a provision is recorded.

Provisions for contingent losses represent a reasonable estimate of the losses that will be incurred, based on the information available to Management at the date of the financial statements preparation, taking into account the Company’s litigation and settlement strategies. These estimates are mainly made by Management. However, if the Management’s estimates proved wrong, the current provisions could be inadequate and result in a charge to profits that could have a material effect on the Statements of Financial Position, Comprehensive Income (Loss), Changes in Equity and Cash Flows.